CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 73.9%
Cambria Chesapeake Pure Trend ETF (a)	386,472	$7,033,790
Cambria Emerging Shareholder Yield ETF	319,729	14,339,846
Cambria Foreign Shareholder Yield ETF	460,707	17,543,723
Cambria Global Real Estate ETF	268,692	7,123,025
Cambria Global Value ETF	210,333	7,479,441
Cambria Shareholder Yield ETF	90,949	6,923,038
Cambria Tax Aware ETF (b)	11,697	337,064
Cambria Value and Momentum ETF	373,942	13,162,758
Dimensional US Marketwide Value ETF	23,376	1,180,722
iMGP DBi Managed Futures Strategy ETF	207,866	6,541,543
iShares Russell 3000 ETF	3,390	1,324,337
SPDR Gold Shares (a)	2,701	1,306,609
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	205,521	6,677,377
State Street SPDR S&P 500 ETF Trust	1,923	1,319,159
State Street SPDR S&P Global Natural Resources ETF	51,747	3,909,486
Vanguard FTSE All-World ex-US ETF	5,180	423,828
Vanguard Global ex-U.S. Real Estate ETF	25,434	1,289,758
Vanguard Real Estate ETF	13,224	1,265,405
Vanguard S&P 500 ETF	2,096	1,322,660
Vanguard Total Stock Market ETF	1,189	402,797
TOTAL EXCHANGE TRADED FUNDS (Cost $84,820,503)		100,906,366

COMMON STOCKS - 21.9%
Communication Services - 1.3%
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A	4,154	1,295,051
Meta Platforms, Inc. - Class A	410	265,754
		1,560,805
Movies & Entertainment - 0.1%
Netflix, Inc. (a)	1,571	151,193
Total Communication Services		1,711,998

Consumer Discretionary - 2.3%
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	3,017	1,214,373

Broadline Retail - 0.8%
Amazon.com, Inc. (a)(c)	5,239	1,100,190

Home Improvement Retail - 0.3%
Lowe's Cos., Inc.	1,653	437,334

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.3%
McDonald's Corp.	1,165	$397,335
Total Consumer Discretionary		3,149,232

Consumer Staples - 0.8%
Consumer Staples Merchandise Retail - 0.3%
Walmart, Inc.	3,054	390,759

Household Products - 0.1%
Procter & Gamble Co.	908	151,818

Packaged Foods & Meats - 0.2%
Nestle SA - ADR	2,615	285,139

Soft Drinks & Non-alcoholic Beverages - 0.1%
PepsiCo, Inc.	903	153,275

Tobacco - 0.1%
Philip Morris International, Inc.	725	135,452
Total Consumer Staples		1,116,443

Energy - 0.4%
Integrated Oil & Gas - 0.4%
Chevron Corp.	800	149,408
Exxon Mobil Corp.	2,956	450,790
Total Energy		600,198

Financials - 3.6%
Asset Management & Custody Banks - 0.2%
Blackrock, Inc.	191	203,077

Consumer Finance - 0.1%
American Express Co.	626	193,371

Diversified Banks - 1.1%
Bank of America Corp.	2,788	138,926
JPMorgan Chase & Co. (c)	4,363	1,310,209
		1,449,135
Investment Banking & Brokerage - 0.6%
Goldman Sachs Group, Inc.	710	610,295
Morgan Stanley	1,623	270,246
		880,541
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc. - Class B (a)	1,455	734,702

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 1.1%
Mastercard, Inc. - Class A	2,019	$1,044,247
Visa, Inc. - Class A	1,451	464,523
		1,508,770
Total Financials		4,969,596

Health Care - 1.9%
Biotechnology - 1.2%
AbbVie, Inc.	954	221,404
Vertex Pharmaceuticals, Inc. (a)	2,794	1,388,143
		1,609,547
Health Care Distributors - 0.1%
Cardinal Health, Inc.	735	168,484

Managed Health Care - 0.2%
UnitedHealth Group, Inc.	935	274,207

Pharmaceuticals - 0.4%
Eli Lilly & Co.	216	227,230
Johnson & Johnson	1,104	274,267
		501,497
Total Health Care		2,553,735

Industrials - 4.7%
Building Products - 0.9%
Trane Technologies PLC	2,814	1,300,969

Construction & Engineering - 0.7%
AECOM	9,583	938,942

Industrial Conglomerates - 0.1%
Siemens AG - ADR	820	119,384

Industrial Machinery & Supplies & Components - 0.9%
Xylem, Inc.	9,768	1,265,542

Rail Transportation - 2.1%
CSX Corp.	35,509	1,515,879
Norfolk Southern Corp.	2,650	834,061
Union Pacific Corp.	1,743	461,860
		2,811,800
Total Industrials		6,436,637

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Information Technology - 5.8%
Application Software - 0.4%
Salesforce, Inc.	1,283	$249,916
Unity Software, Inc. (a)	17,050	310,821
		560,737
Internet Services & Infrastructure - 0.9%
MongoDB, Inc. (a)	3,578	1,175,266

IT Consulting & Other Services - 0.1%
International Business Machines Corp.	806	193,609

Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	473	176,098

Semiconductors - 2.6%
Advanced Micro Devices, Inc. (a)	617	123,530
Analog Devices, Inc.	1,833	652,163
Broadcom, Inc. (c)	3,529	1,127,692
NVIDIA Corp. (c)	6,655	1,179,200
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,049	392,934
		3,475,519
Systems Software - 0.8%
Microsoft Corp. (c)	2,378	933,936
Oracle Corp.	1,003	145,836
		1,079,772
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. (c)	4,569	1,207,038
Total Information Technology		7,868,039

Utilities - 1.1%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	11,212	1,500,390
TOTAL COMMON STOCKS (Cost $14,097,241)		29,906,268

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.0%
First American Government Obligations Fund - Class X, 3.60% (d)	5,456,939	5,456,939
TOTAL MONEY MARKET FUNDS (Cost $5,456,939)		5,456,939

TOTAL INVESTMENTS - 99.8% (Cost $104,374,683)		$136,269,573
Other Assets in Excess of Liabilities - 0.2%		335,412
TOTAL NET ASSETS - 100.0%		$136,604,985

Percentages are stated as a percent of net assets.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of February 28, 2026 was $5,087,113.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
February 28, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	355	06/18/2026	$40,403,438	$210,259
Net Unrealized Appreciation (Depreciation)				$210,259

CAMBRIA ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)
Cambria Endowment Style ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$100,906,366	$—	$—	$100,906,366
Common Stocks	29,906,268	—	—	29,906,268
Money Market Funds	5,456,939	—	—	5,456,939
Total Investments	$136,269,573	$—	$—	$136,269,573

Other Financial Instruments
Futures Contracts*	$210,259	$—	$—	$210,259
Total Other Financial Instruments	$210,259	$—	$—	$210,259
* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES
The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2026:

Cambria Tax Aware ETF
Value as of November 30, 2025	$329,235
Additions	45,119
Reductions	(39,567)
Realized gain (loss)	145
Net change in unrealized appreciation (depreciation)	2,132
Value as of February 28, 2026	$337,064

Dividend (Interest) income	$—
Capital gain distributions from underlying funds	—

Shares as of February 28, 2026	11,697
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